Schedule Of Other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Opening balance	$ 379	$ 984
Interest accretion	114	490
Foreign exchange	(12)
Payment made during the year	(149)
Debt extinguishment		(1,474)
Recognition of new debt		370
Interest accretion on new debt		9
Ending balance	332	379
Less: current portion of the provision (included in Trade and other payables)	(23)	(36)
Ending balance of long-term portion	$ 309	$ 343